                      SUPPLEMENT DATED APRIL 10, 2008 TO

                       PROSPECTUS DATED MAY 1, 2007 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On March 18, 2008, the Board of Trustees (the "Board") for the XTF Advisors Trust (the "Trust") voted to liquidate the ETF 60 Portfolio (the "Portfolio"). The Board concluded that the Portfolio should cease operations due to its relatively small asset size and insufficient evidence of future asset growth opportunities.

In accordance with the Board's decision to terminate operations, beginning on May 1, 2008, the Portfolio will no longer accept any purchase orders in anticipation of a final liquidation of the Portfolio on June 20, 2008. Assets held by the Separate Account invested in the Portfolio will be transferred at the close of trading on the New York Stock Exchange on June 20, 2008, to the GE Investments Funds, Inc. -- Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Please note, however, that the Portfolio is also part of the Investment Strategy for certain of the living benefit rider options. The benefits a contract owner receives under these living benefit riders may be reduced if, after the transfer, the owner's assets are not allocated in accordance with the prescribed Investment Strategy for the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. The current Investment Strategy for the living benefit riders (excluding the ETF 60 Portfolio) is also provided below.

Transfers made from the Portfolio during the period of April 10, 2008 to June 20, 2008 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

19778 SUPPD 04/10/08

Subaccounts:

                                                                                    Adviser (and Sub-Adviser(s),
                        Subaccount                        Investment Objective             as applicable)
                        -------------------------------------------------------------------------------------------
AIM VARIABLE            AIM V.I. Basic Value Fund --     Seeks to provide        A I M Advisors, Inc.
INSURANCE FUNDS         Series II shares                 long-term growth of
                                                         capital.
                        -------------------------------------------------------------------------------------------
                        AIM V.I. Capital Appreciation    Seeks to provide        A I M Advisors, Inc.
                        Fund -- Series I shares          growth of capital.
                        -------------------------------------------------------------------------------------------
                        AIM V.I. Core Equity Fund --     Seeks to provide        A I M Advisors, Inc.
                        Series I shares                  growth of capital.
                        -------------------------------------------------------------------------------------------
                        AIM V.I. International Growth    Seeks to provide        A I M Advisors, Inc.
                        Fund -- Series II shares         long-term growth of
                                                         capital.
                        -------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Balanced       Seeks to maximize       AllianceBernstein, L.P.
VARIABLE PRODUCTS       Wealth Strategy Portfolio --     total return consistent
SERIES FUND, INC.       Class B                          with the adviser's
                                                         determination of
                                                         reasonable risk
                        -------------------------------------------------------------------------------------------
                        AllianceBernstein Global         Long-term growth of     AllianceBernstein, L.P.
                        Technology Portfolio -- Class B  capital.
                        -------------------------------------------------------------------------------------------
                        AllianceBernstein Growth and     Long-term growth of     AllianceBernstein, L.P.
                        Income Portfolio -- Class B      capital.
                        -------------------------------------------------------------------------------------------
                        AllianceBernstein International  Long-term growth of     AllianceBernstein, L.P.
                        Value Portfolio -- Class B       capital.
                        -------------------------------------------------------------------------------------------
                        AllianceBernstein Large Cap      Long-term growth of     AllianceBernstein, L.P.
                        Growth Portfolio -- Class B      capital.
                        -------------------------------------------------------------------------------------------
                        AllianceBernstein Small Cap      Long-term growth of     AllianceBernstein, L.P.
                        Growth Portfolio -- Class B      capital.
                        -------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --  Pursues long-term       American Century Investment
VARIABLE PORTFOLIOS II, Class II                         total return using a    Management, Inc.
INC.                                                     strategy that seeks to
                                                         protect against U.S.
                                                         inflation.
                        -------------------------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I. Fund  Seeks capital           BlackRock Advisors, LLC
SERIES FUNDS, INC.      -- Class III Shares              appreciation and,       (subadvised by BlackRock
                                                         secondarily income.     Investment Management, LLC)
                        -------------------------------------------------------------------------------------------
                        BlackRock Global Allocation V.I. Seeks high total        BlackRock Advisors, LLC
                        Fund -- Class III Shares         investment return.      (subadvised by BlackRock
                                                                                 Investment Management, LLC and
                                                                                 BlackRock Asset Management U.K.
                                                                                 Limited)
                        -------------------------------------------------------------------------------------------
                        BlackRock Large Cap Growth V.I.  Seeks long-term         BlackRock Advisors, LLC
                        Fund -- Class III Shares         capital growth.         (subadvised by BlackRock
                                                                                 Investment Management, LLC)
                        -------------------------------------------------------------------------------------------
                        BlackRock Value Opportunities    Seeks long-term         BlackRock Advisors, LLC
                        V.I. Fund -- Class III Shares    growth of capital.      (subadvised by BlackRock
                                                                                 Investment Management, LLC)
                        -------------------------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico Growth Fund,    The fund seeks long-    Columbia Management Advisors,
VARIABLE INSURANCE      Variable Series -- Class A       term growth of          LLC (subadvised by Marsico Capital
TRUST I                                                  capital.                Management, LLC)
                        -------------------------------------------------------------------------------------------
                        Columbia Marsico International   The fund seeks long-    Columbia Management Advisors,
                        Opportunities Fund, Variable     term growth of          LLC (subadvised by Marsico Capital
                        Series -- Class B                capital.                Management, LLC)
                        -------------------------------------------------------------------------------------------
EATON VANCE VARIABLE    VT Floating-Rate Income Fund     To provide a high       Eaton Vance Management
TRUST                                                    level of current
                                                         income.
                        -------------------------------------------------------------------------------------------

                                                                                   Adviser (and Sub-Adviser(s),
                     Subaccount                          Investment Objective             as applicable)
                     ----------------------------------------------------------------------------------------------
                     VT Worldwide Health Sciences      Seeks long-term          OrbiMed Advisors LLC
                     Fund                              capital growth by
                                                       investing in a
                                                       worldwide and
                                                       diversified portfolio of
                                                       health sciences
                                                       companies.
                     ----------------------------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega Fund --        Seeks long-term          Evergreen Investment Management
ANNUITY TRUST        Class 2                           capital growth.          Company, LLC
                     ----------------------------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond        Seeks high current       Federated Investment Management
SERIES               Fund II -- Service Shares         income by investing      Company
                                                       in lower-rated
                                                       corporate debt
                                                       obligations commonly
                                                       referred to as "junk
                                                       bonds."
                     ----------------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II --     Seeks capital            Federated Equity Management
                     Service Shares                    appreciation.            Company of Pennsylvania
                                                                                (subadvised by Federated Global
                                                                                Investment Management Corp.)
                     ----------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio -- Service Seeks income and         Fidelity Management & Research
INSURANCE PRODUCTS   Class 2                           capital growth           Company (FMR) (subadvised by
FUND                                                   consistent with          Fidelity Investments Money
                                                       reasonable risk.         Management, Inc. (FIMM), FMR
                                                                                Co., Inc. (FMRC), Fidelity Research
                                                                                & Analysis Company (FRAC),
                                                                                Fidelity Management & Research
                                                                                (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                International Investment Advisors
                                                                                (FIAA), Fidelity International
                                                                                Investment Advisors (U.K.) Limited
                                                                                (FIAA(U.K.)L), and Fidelity
                                                                                Investments Japan Limited (FIJ))
                     ----------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --    Seeks long-term          FMR (subadvised by FMRC, FRAC,
                     Service Class 2                   capital appreciation.    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                FIJ)
                     ----------------------------------------------------------------------------------------------
                     VIP Dynamic Capital               Seeks capital            FMR (subadvised by FMRC, FRAC,
                     Appreciation Portfolio -- Service appreciation.            FMR U.K., FIIA, FIIA(U.K.)L, and
                     Class 2                                                    FIJ)
                     ----------------------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --    Seeks reasonable         FMR (subadvised by FMRC, FRAC,
                     Service Class 2                   income. The fund will    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                       also consider the        FIJ)
                                                       potential for capital
                                                       appreciation. The
                                                       fund's goal is to
                                                       achieve a yield which
                                                       exceeds the composite
                                                       yield on the securities
                                                       comprising the
                                                       Standard & Poor's
                                                       500/SM/ Index. (S&P
                                                       500(R)).
                     ----------------------------------------------------------------------------------------------
                     VIP Growth Portfolio -- Service   Seeks to achieve         FMR (subadvised by FMRC, FRAC,
                     Class 2                           capital appreciation.    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                FIJ)
                     ----------------------------------------------------------------------------------------------

                                                                                     Adviser (and Sub-Adviser(s),
                         Subaccount                         Investment Objective            as applicable)
                         ------------------------------------------------------------------------------------------
                         VIP Growth & Income               Seeks high total        FMR (subadvised by FMRC, FRAC,
                         Portfolio  -- Service Class 2     return through a        FMR U.K., FIIA, FIIA(U.K.)L, and
                                                           combination of          FIJ)
                                                           current income and
                                                           capital appreciation.
                         ------------------------------------------------------------------------------------------
                         VIP Investment Grade Bond         Seeks as high a level   FMR (subadvised by FRAC, FIIA
                         Portfolio -- Service Class 2      of current income as    and FIIA(U.K.)L)
                                                           is consistent with the
                                                           preservation of
                                                           capital.
                         ------------------------------------------------------------------------------------------
                         VIP Mid Cap Portfolio -- Service  Seeks long-term         FMR (subadvised by FMRC, FRAC,
                         Class 2                           growth of capital.      FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                   FIJ)
                         ------------------------------------------------------------------------------------------
                         VIP Value Strategies Portfolio -- Seeks capital           FMR (subadvised by FMRC, FRAC,
                         Service Class 2                   appreciation.           FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                   FIJ)
                         ------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON       Franklin Income Securities Fund   Seeks to maximize       Franklin Advisers, Inc.
VARIABLE                 -- Class 2 Shares                 income while
INSURANCE PRODUCTS TRUST                                   maintaining prospects
                                                           for capital
                                                           appreciation. The
                                                           fund normally invests
                                                           in both equity and
                                                           debt securities. The
                                                           fund seeks income by
                                                           investing in corporate,
                                                           foreign and U.S.
                                                           Treasury bonds as
                                                           well as stocks with
                                                           dividend yields the
                                                           manager believes are
                                                           attractive.
                         ------------------------------------------------------------------------------------------
                         Franklin Templeton VIP Founding   The fund's principal    Franklin Templeton Services, LLC
                         Funds Allocation Fund --          investment goal is      (the fund's administrator)
                         Class 2 Shares                    capital appreciation.
                                                           Its secondary goal is
                                                           income.
                         ------------------------------------------------------------------------------------------
                         Mutual Shares Securities Fund --  Seeks capital           Franklin Mutual Advisors, LLC
                         Class 2 Shares                    appreciation, with
                                                           income as a
                                                           secondary goal. The
                                                           fund normally invests
                                                           primarily in equity
                                                           securities of
                                                           companies the
                                                           manager believes are
                                                           undervalued. The
                                                           fund also invests, to a
                                                           lesser extent in risk
                                                           arbitrage securities
                                                           and distressed
                                                           companies.
                         ------------------------------------------------------------------------------------------

                                                                     Adviser (and Sub-Adviser(s),
               Subaccount                   Investment Objective            as applicable)
               -------------------------------------------------------------------------------------
               Templeton Growth Securities Seeks long-term         Templeton Global Advisors Limited
               Fund -- Class 2 Shares      capital growth. The
                                           fund normally invests
                                           primarily in equity
                                           securities of
                                           companies located
                                           anywhere in the
                                           world, including those
                                           in the U.S. and in
                                           emerging markets.
               -------------------------------------------------------------------------------------
GE INVESTMENTS Income Fund                 Seeks maximum           GE Asset Management Incorporated
FUNDS, INC.                                income consistent
                                           with prudent
                                           investment
                                           management and the
                                           preservation of
                                           capital.
               -------------------------------------------------------------------------------------
               Mid-Cap Equity Fund         Seeks long-term         GE Asset Management Incorporated
                                           growth of capital and
                                           future income.
               -------------------------------------------------------------------------------------
               Money Market Fund/1/        Seeks a high level of   GE Asset Management Incorporated
                                           current income
                                           consistent with the
                                           preservation of capital
                                           and the maintenance
                                           of liquidity.
               -------------------------------------------------------------------------------------
               Premier Growth Equity Fund  Seeks long-term         GE Asset Management Incorporated
                                           growth of capital and
                                           future income rather
                                           than current income.
               -------------------------------------------------------------------------------------
               Real Estate Securities Fund Seeks maximum total     GE Asset Management Incorporated
                                           return through current  (subadvised by Urdang Securities
                                           income and capital      Management, Inc.)
                                           appreciation.
               -------------------------------------------------------------------------------------
               S&P 500(R) Index Fund/2/    Seeks growth of         GE Asset Management Incorporated
                                           capital and             (subadvised by SSgA Funds
                                           accumulation of         Management, Inc.)
                                           income that
                                           corresponds to the
                                           investment return of
                                           the S&P's 500
                                           Composite Stock
                                           Index.
               -------------------------------------------------------------------------------------
               Small-Cap Equity Fund       Seeks long-term         GE Asset Management Incorporated
                                           growth of capital.      (subadvised by Palisade Capital
                                                                   Management LLC)
               -------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                             Adviser (and Sub-Adviser(s),
                    Subaccount                      Investment Objective            as applicable)
                    ----------------------------------------------------------------------------------------
                    Total Return Fund/1/           Seeks the highest total GE Asset Management Incorporated
                                                   return composed of
                                                   current income and
                                                   capital appreciation,
                                                   as is consistent with
                                                   prudent investment
                                                   risk.
                    ----------------------------------------------------------------------------------------
                    U.S. Equity Fund               Seeks long-term         GE Asset Management
                                                   growth of capital.      Incorporated
                    ----------------------------------------------------------------------------------------
                    Value Equity Fund              Seeks long-term         GE Asset Management Incorporated
                                                   growth capital and
                                                   future income.
                    ----------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Balanced Portfolio             Seeks long-term         Janus Capital Management LLC
                                                   capital growth,
                                                   consistent with
                                                   preservation of capital
                                                   and balanced by
                                                   current income.
                    ----------------------------------------------------------------------------------------
                    Flexible Bond Portfolio        Seeks to obtain         Janus Capital Management LLC
                                                   maximum total return,
                                                   consistent with
                                                   preservation of
                                                   capital.
                    ----------------------------------------------------------------------------------------
                    Forty Portfolio                A non-diversified       Janus Capital Management LLC
                                                   portfolio/2/ that seeks
                                                   long-term growth of
                                                   capital.
                    ----------------------------------------------------------------------------------------
                    ----------------------------------------------------------------------------------------
LEGG MASON PARTNERS Legg Mason Partners Variable   Seeks capital           Legg Mason Partners Fund Advisor,
VARIABLE EQUITY     Aggressive Growth Portfolio -- appreciation.           LLC (subadvised by ClearBridge
TRUST/3/            Class II                                               Advisors, LLC)
                    ----------------------------------------------------------------------------------------
                    Legg Mason Partners Variable   Seeks capital           Legg Mason Partners Fund Advisor,
                    Fundamental Value Portfolio -- appreciation through    LLC (subadvised by ClearBridge
                    Class I                        investments.            Advisors, LLC)
                    ----------------------------------------------------------------------------------------


                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                    /3/ Legg Mason executed a reorganization of its fund
                        operations effective April 28, 2007. As a result of this reorganization, the following transactions were effected:

                           Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio; and

                           Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio.

                                                                                Adviser (and Sub-Adviser(s),
                     Subaccount                        Investment Objective            as applicable)
                     -----------------------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) Investors Growth Stock   The fund's investment    Massachusetts Financial Services
INSURANCE TRUST      Series -- Service Class Shares  objective is to seek     Company
                                                     capital appreciation.
                                                     The fund's objective
                                                     may be changed
                                                     without shareholder
                                                     approval.
                     -----------------------------------------------------------------------------------------
                     MFS(R) Investors Trust Series   The fund's investment    Massachusetts Financial Services
                     -- Service Class Shares         objective is to seek     Company
                                                     capital appreciation.
                                                     The fund's objective
                                                     may be changed
                                                     without shareholder
                                                     approval.
                     -----------------------------------------------------------------------------------------
                     MFS(R) Total Return Series --   The fund's investment    Massachusetts Financial Services
                     Service Class Shares            objective is to seek     Company
                                                     total return. The
                                                     fund's objective may
                                                     be changed without
                                                     shareholder approval.
                     -----------------------------------------------------------------------------------------
                     MFS(R) Utilities Series --      The fund's investment    Massachusetts Financial Services
                     Service Class Shares            objective is to seek     Company
                                                     total return. The
                                                     fund's objective may
                                                     be changed without
                                                     shareholder approval.
                     -----------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Balanced Fund/VA    Seeks a high total       OppenheimerFunds, Inc.
ACCOUNT FUNDS        -- Service Shares               investment return
                                                     which includes
                                                     current income and
                                                     capital appreciation in
                                                     the values of its
                                                     shares.
                     -----------------------------------------------------------------------------------------
                     Oppenheimer Capital             Seeks capital            OppenheimerFunds, Inc.
                     Appreciation Fund/VA -- Service appreciation by
                     Shares                          investing in securities
                                                     of well-known,
                                                     established
                                                     companies.
                     -----------------------------------------------------------------------------------------
                     Oppenheimer Global Securities   Seeks long-term          OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares       capital appreciation
                                                     by investing a
                                                     substantial portion of
                                                     its assets in securities
                                                     of foreign issuers,
                                                     "growth-type"
                                                     companies, cyclical
                                                     industries and special
                                                     situations that are
                                                     considered to have
                                                     appreciation
                                                     possibilities.
                     -----------------------------------------------------------------------------------------
                     Oppenheimer Main Street         Seeks total return       OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares       (which includes
                                                     growth in the value of
                                                     its shares as well as
                                                     current income) from
                                                     equity and debt
                                                     securities.
                     -----------------------------------------------------------------------------------------

                                                                          Adviser (and Sub-Adviser(s),
                Subaccount                         Investment Objective          as applicable)
                ---------------------------------------------------------------------------------------
                Oppenheimer Main Street Small     Seeks capital           OppenheimerFunds, Inc.
                Cap Fund/VA -- Service Shares     appreciation.
                ---------------------------------------------------------------------------------------
                Oppenheimer MidCap Fund/VA        Seeks capital           OppenheimerFunds, Inc.
                 -- Service Shares                appreciation by
                                                  investing in "growth
                                                  type" companies.
                ---------------------------------------------------------------------------------------
PIMCO VARIABLE  All Asset Portfolio -- Advisor    Seeks maximum real      Pacific Investment Management
INSURANCE TRUST Class Shares                      return consistent with  Company LLC
                                                  preservation of real
                                                  capital and prudent
                                                  investment
                                                  management.
                ---------------------------------------------------------------------------------------
                High Yield Portfolio --           Seeks maximum total     Pacific Investment Management
                Administrative Class Shares       return, consistent with Company LLC
                                                  preservation of capital
                                                  and prudent
                                                  investment
                                                  management. Invests
                                                  at least 80% of its
                                                  assets in a diversified
                                                  portfolio of high yield
                                                  securities ("junk
                                                  bonds") rated below
                                                  investment grade but
                                                  rated at least Caa by
                                                  Moody's or CCC by
                                                  S&P, or, if unrated,
                                                  determined by
                                                  PIMCO to be of
                                                  comparable quality,
                                                  subject to a maximum
                                                  of 5% of its total
                                                  assets in securities
                                                  rated Caa by Moody's
                                                  CCC by or S&P, or, if
                                                  unrated, determined
                                                  by PIMCO to be of
                                                  comparable quality.
                ---------------------------------------------------------------------------------------
                Long-Term U.S. Government         Seeks maximum total     Pacific Investment Management
                Portfolio -- Administrative Class return, consistent with Company LLC
                Shares                            preservation of capital
                                                  and prudent
                                                  investment
                                                  management.
                ---------------------------------------------------------------------------------------
                Low Duration Portfolio --         Seeks maximum total     Pacific Investment Management
                Administrative Class Shares       return, consistent with Company LLC
                                                  preservation of capital
                                                  and prudent
                                                  investment
                                                  management.
                ---------------------------------------------------------------------------------------
                Total Return Portfolio --         Seeks maximum total     Pacific Investment Management
                Administrative Class Shares       return, consistent with Company LLC
                                                  preservation of capital
                                                  and prudent
                                                  investment
                                                  management.
                ---------------------------------------------------------------------------------------

                                                                                       Adviser (and Sub-Adviser(s),
                          Subaccount                         Investment Objective             as applicable)
                          --------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES     Jennison Portfolio -- Class II    Seeks long-term         Prudential Investments LLC
FUND                                                        growth of capital.      (subadvised by Jennison Associate
                                                                                    LLC)
                          --------------------------------------------------------------------------------------------
                          Jennison 20/20 Focus Portfolio -- Seeks long-term         Prudential Investments LLC
                          Class II                          growth of capital.      (subadvised by Jennison Associates
                                                                                    LLC)
                          --------------------------------------------------------------------------------------------
                          Natural Resources Portfolio --    Seeks long-term         Prudential Investments LLC
                          Class II                          growth of capital.      (subadvised by Jennison Associates
                                                                                    LLC)
                          --------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST      OTC Fund/1/                       Seeks to provide        Rydex Investments
                                                            investment results that
                                                            correspond to a
                                                            benchmark for over-
                                                            the-counter securities.
                                                            The fund's current
                                                            benchmark is the
                                                            NASDAQ 100
                                                            Index(TM).
                          --------------------------------------------------------------------------------------------
THE UNIVERSAL             Equity and Income Portfolio --    Seeks both capital      Morgan Stanley Investment
INSTITUTIONAL FUNDS, INC. Class II Shares                   appreciation and        Management Inc.
                                                            current income.
                          --------------------------------------------------------------------------------------------
VAN KAMPEN LIFE           Comstock Portfolio -- Class II    Seeks capital growth    Van Kampen Asset Management
INVESTMENT TRUST          Shares                            and income through
                                                            investments in equity
                                                            securities, including
                                                            common stocks,
                                                            preferred stocks and
                                                            securities convertible
                                                            into common and
                                                            preferred stocks.
                          --------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                             Adviser (and Sub-Adviser(s), as
                   Subaccount Investing In            Investment Objective             applicable)
                   -----------------------------------------------------------------------------------------
DREYFUS            The Dreyfus Socially Responsible  Seeks capital growth,   The Dreyfus Corporation
                   Growth Fund, Inc. -- Initial      with current income
                   Shares                            as a secondary goal.
                   -----------------------------------------------------------------------------------------
GOLDMAN SACHS      Goldman Sachs Growth and          Seeks long-term         Goldman Sachs Asset Management,
VARIABLE INSURANCE Income Fund                       growth of capital and   L.P.
TRUST                                                growth of income.
                   -----------------------------------------------------------------------------------------
JANUS ASPEN SERIES Global Life Sciences Portfolio -- Seeks to obtain         Janus Capital Management LLC
                   Service Shares                    long-term growth of
                                                     capital.
                   -----------------------------------------------------------------------------------------
                   Global Technology                 Seeks long-term         Janus Capital Management LLC
                   Portfolio -- Service Shares       growth of capital.
                   -----------------------------------------------------------------------------------------
                   Large Cap Growth                  Seeks long-term         Janus Capital Management LLC
                   Portfolio -- Service Shares       growth of capital in a
                                                     manner consistent
                                                     with the preservation
                                                     of capital.
                   -----------------------------------------------------------------------------------------
                   Mid Cap Growth                    Seeks long-term         Janus Capital Management LLC
                   Portfolio -- Service Shares       growth of capital.
                   -----------------------------------------------------------------------------------------
                   Worldwide Growth                  Seeks long-term         Janus Capital Management LLC
                   Portfolio -- Service Shares       growth of capital in a
                                                     manner consistent
                                                     with preservation of
                                                     capital.
                   -----------------------------------------------------------------------------------------
                   Foreign Bond Portfolio (U.S.      Seeks maximum total     Pacific Investment Management
                   Dollar Hedged) -- Administrative  return, consistent with Company LLC
                   Class Shares                      preservation of capital
                                                     and prudent
                                                     investment
                                                     management.
                   -----------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                              Adviser (and Sub-Adviser(s),
                     Subaccount                      Investment Objective            as applicable)
                     -----------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Asset Manager/SM/ Portfolio Seeks to obtain high  Fidelity Management & Research
INSURANCE PRODUCTS                                   total return with     Company (subadvised by Fidelity
FUND                                                 reduced risk over the Management & Research (U.K.)
                                                     long term by          Inc., Fidelity Management &
                                                     allocating its assets Research (Far East) Inc., Fidelity
                                                     among stocks, bonds,  Investments Japan Limited, Fidelity
                                                     and short-term        Investments Money Management,
                                                     instruments.          Inc. and FMR Co., Inc.)
                     -----------------------------------------------------------------------------------------
GOLDMAN SACHS        Goldman Sachs Mid Cap Value     Seeks long-term       Goldman Sachs Asset Management,
VARIABLE INSURANCE   Fund                            capital appreciation. L.P.
TRUST
                     -----------------------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) New Discovery Series --  The fund's investment Massachusetts Financial Services
INSURANCE TRUST      Service Class Shares            objective is to seek  Company
                                                     capital appreciation.
                                                     The fund's objective
                                                     may be changed
                                                     without shareholder
                                                     approval.
                     -----------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                            Adviser (and Sub-Adviser(s), as
                    Subaccount Investing In          Investment Objective             applicable)
                    ----------------------------------------------------------------------------------------
LEGG MASON PARTNERS Legg Mason Partners Variable    Seeks total return and Legg Mason Partners Fund Advisor,
VARIABLE EQUITY     Capital and Income Portfolio -- a combination of       LLC (subadvised by ClearBridge
TRUST/1/            Class II                        income and long-term   Advisors, LLC and Western Asset
                                                    capital appreciation.  Management Company)
                    ----------------------------------------------------------------------------------------
VAN KAMPEN LIFE     Strategic Growth Portfolio --   Seeks capital          Van Kampen Asset Management
INVESTMENT TRUST    Class II Shares                 appreciation.
                    ----------------------------------------------------------------------------------------

                    /1/ Legg Mason executed a reorganization of its fund
                        operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio.

The current Investment Strategy for the living benefit riders is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) for owners who have elected Lifetime Income Plus 2008, owners may allocate assets to Asset Allocation Model A, B, C or D; or

       for owners who have elected another living benefit rider, owners may allocate assets to Asset Allocation Model C.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800 352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please be sure to include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.